Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock outstanding allowed for awards						10.00%
Options granted (in shares)						0	108,288	612,771
Stock option compensation expense		$ 1.3	$ 0.1	$ 2.4	$ 0.3
Number of shares outstanding which vested (in shares)						1,228,399	3,832,424	4,122,910	4,512,952
Fair value of vested options						$ 1.2	$ 0.6	$ 0.8
Unrecognized compensation expense						$ 0.9	$ 0.9
Weighted-average exercise price of non-vested awards (in usd per share)						$ 2.86	$ 2.52
Weighted-average remaining contractual term of vested awards						1 year 10 months 24 days	3 years 2 months 12 days
Weighted-average remaining contractual term of outstanding awards						2 years 8 months 12 days	2 years 9 months 18 days
Intrinsic value of options exercised						$ 20.7	$ 4.4	1.7
Excess tax benefits from share based compensation						$ (0.1)	$ 1.0	$ 0.1
Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding which vested (in shares)						80,098	1,137,176
Weighted-average remaining contractual term						1 year 10 months 24 days	3 years 2 months 12 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								5 years
Percentage of fair market value of common stock (not less than)						100.00%
Award termination period	10 years					10 years
Stock option compensation expense						$ 2.2	$ 0.5	$ 0.8
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years	3 years
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years	5 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of equity instruments granted during period				$ 20.2
Equity instruments granted during period (in shares)		1,300,000
RSUs | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
RSUs | Minimum | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 months
RSUs | Maximum | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Class A-1 Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Options granted (in shares)		1,200,000
Class A-1 Common Stock | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)	6,000,000